Significant Accounting Policies - Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos (Detail)	12 Months Ended
	Dec. 31, 2017 $ / $	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [line items]
Exchange Rate as of	19.6395
Guatemala [member] | Guatemala, Quetzal [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Quetzal
Average Exchange Rate for	2.57	2.46	2.07
Exchange Rate as of	2.69	2.75
Costa Rica [member] | Costa Rica, Colon [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colon
Average Exchange Rate for	0.03	0.03	0.03
Exchange Rate as of	0.03	0.04
Panama [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	18.93	18.66	15.85
Exchange Rate as of	19.74	20.66
Colombia [member] | Colombian peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colombian peso
Average Exchange Rate for	0.01	0.01	0.01
Exchange Rate as of	0.01	0.01
Nicaragua [member] | Nicaragua, Cordoba [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Cordoba
Average Exchange Rate for	0.63	0.65	0.58
Exchange Rate as of	0.64	0.70
Argentina [member] | Argentine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Argentine peso
Average Exchange Rate for	1.15	1.26	1.71
Exchange Rate as of	1.06	1.30
Venezuela [member] | Venezuelan bolivar fuerte [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Bolivar
Brazil [member] | Brazilian reais [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Reais
Average Exchange Rate for	5.94	5.39	4.81
Exchange Rate as of	5.97	6.34
Chile [member] | Chilean peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Chilean peso
Average Exchange Rate for	0.03	0.03	0.02
Exchange Rate as of	0.03	0.03
Euro Zone [member] | Euro [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Euro (€)
Average Exchange Rate for	21.32	20.66	17.60
Exchange Rate as of	23.57	21.77
Peru [member] | Peru, Nuevo Sol [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Nuevo Sol
Average Exchange Rate for	5.78	5.53	4.99
Exchange Rate as of	6.08	6.15
Ecuador [member] | Mexican peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Peso
Average Exchange Rate for	18.93	18.66	15.85
Exchange Rate as of	19.74	20.66
Philippines [member] | Philippine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Philippine peso
Average Exchange Rate for	0.38	0.39	0.35
Exchange Rate as of	0.40	0.41